Share-Based Compensation - Summary of Stock Options Granted (Detail) (2012 Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	23,230,000	9,150,000
Number of options, Granted	7,557,026	14,080,000	9,150,000
Number of options, Exercised	0	0	0
Number of options, Forfeited	(67,000)
Number of options, Outstanding ending balance	30,720,026	23,230,000	9,150,000
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0980	$ 0.0327
Weighted average exercise price per option, Granted	$ 0.0854	$ 0.1404	$ 0.0327
Weighted average exercise price per option, Exercised	$ 0	$ 0	$ 0
Weighted average exercise price per option, Forfeited	$ 0.1258
Weighted average exercise price per option, Outstanding ending balance	$ 0.0948	$ 0.0980	$ 0.0327
Weighted average fair value per option at grant date, Outstanding beginning balance	$ 0.2412	$ 0.1600
Weighted average fair value per option at grant date, Granted	$ 4.9994	$ 0.2939	$ 0.1600
Weighted average fair value per option at grant date, Exercised	$ 0	$ 0	$ 0
Weighted average fair value per option at grant date, Forfeited	$ 0.9649
Weighted average fair value per option at grant date, Outstanding ending balance	$ 1.4101	$ 0.2412	$ 0.1600